TRADE RECEIVABLES	12 Months Ended
Feb. 29, 2016
TRADE RECEIVABLES
TRADE RECEIVABLES

5. TRADE RECEIVABLES

        The Company is exposed to credit risk with respect to trade receivables in the event that its counterparties do not meet their obligations. The Company minimizes its credit risk with respect to trade receivables by performing credit reviews for each of its customers. The Company's allowance for doubtful accounts reflects the Company's assessment of collectability across its global customer base.

	February 29, 2016	February 28, 2015
Trade receivables	19,209	49,295
Allowance for doubtful accounts	(223)	(669)

Total trade receivables	18,986	48,626

        As at February 29, 2016, two customers exceeded 10% of the total receivable balance. These customers represented 52% and 16% of the trade receivables balance [2015 – two customers represented 37% and 34% of the trade receivables balance].

        Included in general and administrative expenses is an expense of $240 related to bad debt expense for the year ended February 29, 2016 [2015 – expense of $160].